Financial Assets and Financial Liabilities - Additional Information (Details)		12 Months Ended
	Dec. 21, 2020 EUR (€)	Dec. 31, 2020 EUR (€) Loan	Jun. 30, 2020 EUR (€)
Disclosure Of Redesignated Financial Assets And Liabilities [Line Items]
Fair value adjustment derived from remeasuring embedded derivative		€ 17,300,000
June 2020 Private Placement | Convertible Note
Disclosure Of Redesignated Financial Assets And Liabilities [Line Items]
Investment in convertible note		€ 100,000,000
Maturity period		4 years
Convertible note coupon rate		4.50%
Conversion premium of convertible note		20.00%
Effective interest rate		9.00%
Deutsche Bank AG
Disclosure Of Redesignated Financial Assets And Liabilities [Line Items]
Number of secured bank loan | Loan		2
2.15% Secured Loan | Deutsche Bank AG | BioNTech Innovative Manufacturing Services GmbH
Disclosure Of Redesignated Financial Assets And Liabilities [Line Items]
Secured bank loan		€ 10,000,000
Interest rate		2.15%
Maturity Date		Dec. 30, 2027
Loan repayable quarterly Installment		€ 300,000
Loan repayable quarterly installment commencing date		Jun. 30, 2020
2.08% Bank Loan | Deutsche Bank AG | JPT Peptide Technologies GmbH
Disclosure Of Redesignated Financial Assets And Liabilities [Line Items]
Secured bank loan		€ 9,450,000
Interest rate		2.08%
Maturity Date		Sep. 30, 2028
Loan repayable quarterly Installment		€ 300,000
Loan repayable quarterly installment commencing date		Sep. 30, 2020
3.50% Secured Bank Loan | EIB Manufacturing Financing
Disclosure Of Redesignated Financial Assets And Liabilities [Line Items]
Maturity Date	Dec. 21, 2026
Notional amount			€ 100,000,000
Term loan (Credit A)	€ 50,000,000		50,000,000
Term loan (Credit B)			€ 50,000,000
3.50% Secured Bank Loan | EIB Manufacturing Financing | Cash Interest Fixed Rate
Disclosure Of Redesignated Financial Assets And Liabilities [Line Items]
Interest rate	1.00%
3.50% Secured Bank Loan | EIB Manufacturing Financing | Deferred Interest at Fixed Rate
Disclosure Of Redesignated Financial Assets And Liabilities [Line Items]
Interest rate	2.50%